Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash	$ 266,194,000	$ 217,450,000
Restricted cash	683,000	105,000
Prepaid expenses and other current assets	25,831,000	15,411,000
Total current assets	292,708,000	232,966,000
Non-current assets:
Property, Plant and Equipment, Net	25,967,000	19,968,000
Operating lease assets	25,505,000
Deposits Assets, Noncurrent	1,965,000	1,276,000
Assets	346,145,000	254,210,000
Current liabilities:
Accounts payable	3,143,000	2,022,000
Accrued expenses and other liabilities	17,237,000	19,054,000
Lease liability	1,925,000
Total current liabilities	22,305,000	21,076,000
Non-current liabilities:
Lease liability	25,497,000
Long-term lease incentive obligation		207,000
Other long-term payables	121,000	285,000
Total liabilities	47,923,000	21,568,000
Shareholders' equity:
Additional paid-in capital	486,369,000	361,311,000
Accumulated other comprehensive loss	(19,309,000)	(15,488,000)
Accumulated deficit	(168,958,000)	(113,301,000)
Total shareholders' equity	298,222,000	232,642,000
Total liabilities and shareholders' equity	346,145,000	254,210,000
Ordinary shares
Shareholders' equity:
Share value	2,000	2,000
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118,000	118,000
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0